THE HUNTINGTON FUNDS

HUNTINGTON TAX-FREE MONEY MARKET FUND

HUNTINGTON MONEY MARKET FUND

HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND

HUNTINGTON U.S. TREASURY MONEY MARKET FUND

HUNTINGTON DISCIPLINED EQUITY FUND

HUNTINGTON DIVIDEND CAPTURE FUND

HUNTINGTON GLOBAL SELECT MARKETS FUND

HUNTINGTON INTERNATIONAL EQUITY FUND

HUNTINGTON REAL STRATEGIES FUND

HUNTINGTON ROTATING MARKETS FUND

HUNTINGTON SITUS FUND

HUNTINGTON FIXED INCOME SECURITIES FUND

HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND

HUNTINGTON MORTGAGE SECURITIES FUND

HUNTINGTON OHIO TAX-FREE FUND

HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

HUNTINGTON BALANCED ALLOCATION FUND

HUNTINGTON CONSERVATIVE ALLOCATION FUND

HUNTINGTON GROWTH ALLOCATION FUND

SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE HUNTINGTON FUNDS’

PROSPECTUS DATED APRIL 30, 2013, AS AMENDED

CLASS A SHARES AND INSTITUTIONAL SHARES

EFFECTIVE FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR AND PORTFOLIO MANAGERS” IN THE HUNTINGTON MORTGAGE SECURITIES FUND’S PROSPECTUS ON PAGE 82 WITH THE FOLLOWING:

Investment Advisor and Portfolio Manager

The Fund’s investment advisor is Huntington Asset Advisors, Inc. William G. Doughty, Senior Vice President of the Advisor, has served as Portfolio Manager of the Fund since 1999.

EFFECTIVE FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED “INVESTMENT ADVISOR” IN THE HUNTINGTON FUND’S PROSPECTUS ON PAGE 219 AND 220 WITH THE FOLLOWING:

Investment Advisor

Subject to the supervision of the Trustees, Huntington Asset Advisors, Inc. (“the Advisor”) provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

The Advisor, a separate, wholly owned subsidiary of Huntington Bank, is the investment advisor to the Huntington Funds. As of December 31, 2012, the Advisor had assets under management of $3.8 billion. The Advisor (and its predecessor) has served as investment advisor to the Funds since 1987.

Huntington Bank is a direct, wholly-owned subsidiary of Huntington Bancshares Incorporated, a Maryland corporation with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43215. As of December 31, 2012, Huntington Bank had assets of over $56 billion.

The Advisor has designated the following as Portfolio Managers for the Funds. Included is their business experience for the last five years.

Kirk Mentzer is primarily responsible for the day-to-day management of the Dividend Capture Fund. Mr. Mentzer has served as Portfolio Manager of the Dividend Capture Fund since 2001 and Portfolio Manager of the Fixed Income Securities Fund since 2000. He is Senior Vice President and Director of Investment Research of the Advisor. Mr. Mentzer joined Huntington Bank in 2000 as a Portfolio Manager. From 2000 to 2001 he was Director of Fixed Income Investments. He became Director of Investment Research in 2001. He served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000 and managed Firstar’s Strategic Income and U.S. Government funds from 1999 to 2000. Mr. Mentzer received his M.B.A. from Xavier University.

Paul W. Attwood has served as Portfolio Manager for the Global Select Markets Fund since the Fund’s respective inception and as Portfolio Manager of the International Equity Fund since 2012. He joined Huntington in 2002 and is a Senior Vice President of the Advisor. Prior to joining the Advisor, Mr. Attwood was a Senior Research Analyst and Portfolio Manager with Haberer Investment Advisor, a division of Huntington Private Financial Group. He has over 15 years of experience in the financial services industry. Mr. Attwood received his bachelor’s degree from the University of Cincinnati. He holds a Chartered Financial Analyst designation.

Craig J. Hardy has served as a Portfolio Manager of the Income Equity Fund since 2003. He is Senior Vice President of the Advisor. Mr. Hardy joined Huntington Bank in 1998 as a Vice President and is a member of its Investment Policy Committee. Mr. Hardy holds a Chartered Financial Analyst designation. He received his Bachelor’s degree in Economics from Princeton University and received his M.B.A. from Case Western Reserve University.

Peter Sorrentino has served as the Portfolio Manager of the Real Strategies Fund since the Fund’s inception and the Disciplined Equity Fund since 2012. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Senior Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

Kathy Stylarek has served as the Portfolio Manager of the Ohio Tax-Free Fund since 2001. She is Vice President of the Advisor. Ms. Stylarek joined the Advisor in 2001 and is a Vice President of Huntington Bank. Ms. Stylarek served as Senior Trader at SunTrust Bank from 1997 through 2001. She received her Bachelor’s Degree from the University of South Florida.

B. Randolph (“Randy”) Bateman and Christopher M. Rowane are jointly and primarily responsible for the day-to-day management of the Mid Corp America Fund.

B. Randolph (“Randy”) Bateman has served as Co-Portfolio Manager of the Mid Corp America Fund since 2013, as the Portfolio Manager of the Situs Fund since 2002 and as Portfolio Manager for each of the Asset Allocation Funds since 2013. He is President and Chief Investment Officer of the Advisor. Mr. Bateman joined The Huntington National Bank in 2000 as Chief Investment Officer. Mr. Bateman served as Senior Vice President of Star Bank from 1988 through 2000. Mr. Bateman holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree from North Carolina State University.

Christopher M. Rowane has served as the Portfolio Manager of the Mid Corp America Fund since 2001. He is Senior Vice President of the Advisor. Mr. Rowane joined Huntington Bank in 2000 and is a Senior Vice President and member of its Investment Policy Committee. He has been the Regional Manager for the Investment Management Team in Southern Ohio, Kentucky and Indiana since 2000. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree and M.B.A. from Gannon University.

William G. Doughty has served as a Portfolio Manager of the Mortgage Securities Fund, Intermediate Government Income Fund and Short/Intermediate Fixed Income Securities Fund since 1999. He is Senior Vice President of the Advisor. Mr. Doughty joined Huntington Bank in 1961 and serves as Vice President. He is a member of Huntington Bank’s Investment Policy Committee and Manager of both the Fixed and Equity Trading Desk. He received his M.B.A. from The University of Dayton.

Paul Koscik has served as the Portfolio Manager of the Rotating Markets Fund since 2001. He is Vice President of the Advisor. Mr. Koscik joined Huntington Bank in 1984 as a Portfolio Manager. He received his Bachelor’s Degree and J.D. from the University of Akron.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

SUPPLEMENT DATED FEBRUARY 28, 2014, TO THE HUNTINGTON FUNDS

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2013, AS AMENDED

EFFECTIVE AS OF FEBRUARY 14, 2014, PLEASE REPLACE THE SECTION TITLED “TRUSTEES AND OFFICERS” IN THE HUNTINGTON FUNDS STATEMENT OF ADDITIONAL INFORMATION ON PAGES 48 THROUGH 50 WITH THE FOLLOWING:

Trustees and Officers

The following tables provide information about Independent Trustees and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years and total compensation received as a Trustee for the most recent fiscal year. Please note that the information consolidates and includes historical information from their service as Trustee or Officer of the Original Trusts. Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually by the Board. Each Trustee and officer also serves in the same capacity for Huntington Strategy Shares, another open-end investment company whose series are managed by the Advisor. Collectively, The Huntington Funds and Huntington Strategy Shares comprise the “Huntington Complex” which is comprised of 33 separate series. Each Trustee serves as Trustee for all 33 portfolios of the Huntington Complex.

As of December 31, 2013, the Trustees and officers as a group owned less than 1% of Shares of the Trust.

Independent Trustees Background and Compensation

Name Age Positions Held with Trust Date Service Began with Huntington Complex	Principal Occupation(s) During Past Five Years, Previous Position(s) and Other Directorships Held	Total Compensation From Trust (past calendar year)
Thomas J. Westerfield* Age: 58 CHAIRMAN OF THE BOARD AND TRUSTEE Began serving: January 2001	Principal Occupation(s): Chairman of the Board and Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present). Previous Position(s): Of Counsel, Cors & Bassett LLC (law firm) (1993-2005). Other Directorships Held: Board Member, Huntington Strategy Shares.	$75,250

Eddie R. Munson Age: 63 TRUSTEE Began Serving: June 2012	Principal Occupation(s): Retired (September 2006 to present). Previous Position(s): Certified Public Accountant, KPMG LLP (June 1972 to September 2006). Other Directorships Held: Board Member, Huntington Strategy Shares; Board Member, Bearingpoint (2006 to 2008); Board Member, United American Healthcare (September 2006 to June 2008); Board Member, Caraco (June 2011 to December 2011).	$52,000

David S. Schoedinger Age: 71 TRUSTEE Began serving: May 1990	Principal Occupation(s): Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present). Other Directorships Held: Board Member, Huntington Strategy Shares.	$56,750

Mark D. Shary Age: 53 TRUSTEE Began serving: November 2010	Principal Occupation(s): Managing Director, ET Partner (consulting) (2008 to present); Private investor (2007 to present). Previous Position(s): Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002). Other Directorships Held: Board Member, Huntington Strategy Shares; Director, SafeWhite, hc1.com, Updox, MBA Focus, InnerApps, and Vantage Point Logistics (all private companies); Trustee, TechColumbus (non-profit); Director, Healthcare.com (1998-2000) (public company).	$63,000

William H. Zimmer, III Age: 60 TRUSTEE Began Serving: December 2006	Principal Occupation(s): Chief Executive Officer, Cintel Federal Credit Union, (January 2011 to present). Previous Position(s): Consultant, WHZIII, LLC (March 2009 to January 2011); Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003). Other Directorships Held: Board Member, Huntington Strategy Shares.	$55,500

*	Thomas J. Westerfield became Chairman of the Trust on February 14, 2013.

Officers*

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Joseph L. Rezabek Age: 45 PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2013

Principal Occupation(s): President, Huntington Asset Services, Inc. (“HASI”) (March 2012 to present); President, Huntington Strategy Shares (February 2013 to present).

Previous Position(s): Managing Director and Head of Fund Services, Citi (2006 to 2012); Chief Operating Officer (Milan, Italy), State Street Corporation (1999 to 2006).

R. Jeffrey Young Age: 49 CHIEF EXECUTIVE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: February 2010

Principal Occupation(s): Senior Vice President, HASI (January 2010 to present); Chief Executive Officer, Huntington Strategy Shares (November 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present).

Previous Position(s): President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to February 2013); Independent Chair, Valued Advisers Trust (August 2008 to January 2010); Managing Director, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Martin R. Dean Age: 50 ANTI-MONEY LAUNDERING OFFICER AND CHIEF COMPLIANCE OFFICER 37 West Broad Street Columbus, OH 43215 Began Serving: July 2013

Principal Occupation(s): Senior Vice President and Compliance Group Manager, HASI (July 2013 to present); Anti-Money Laundering Officer and Chief Compliance Officer, Huntington Strategy Shares (July 2013 to present).

Previous Position(s): Director and Fund Accounting and Fund Administration Product Manager, Citi (2008 to June 2013); Senior Vice President/Vice President, Fund Administration, Citi (formerly, BISYS Fund Services) (May 1994 to 2008)

Paula G. Jurcenko Age: 49 VICE PRESIDENT 37 West Broad Street Columbus, OH 43215 Began Serving: February 2014

Principal Occupation(s): Senior Vice President, HASI (September 2012 to present); President, Unified Financial Securities, Inc. (July 2013 to present); Vice President, Huntington Strategy Shares (February 2014 to present).

Previous Position(s): Senior Vice President, Huntington Asset Advisors, Inc. (2004 to 2013); Senior Vice President, Huntington Investment Company (1996 to 2004); Assistant Vice President, Huntington Bancshares, Incorporated (1989 to 1996)

Officers* (continued)

Name Age Positions Held with Trust Address Date Service Began with Huntington Complex	Principal Occupation(s) and Previous Position(s)
Matthew J. Miller Age: 37 VICE PRESIDENT 2960 N. Meridian St., Ste 300 Indianapolis, IN 46208 Began Serving: February 2010	Principal Occupation(s): Vice President, Relationship Management, HASI (2008 to present). Previous Position(s): Vice President, Transfer Agency Operations, HASI (2002 to 2008).

Bryan W. Ashmus Age: 41 TREASURER 37 West Broad Street Columbus, OH 43215 Began Serving: November 2013

Principal Occupation(s): Vice President, Financial Administration, HASI (September 2013 to present); Treasurer, Huntington Strategy Shares (November 2013 to present).

Previous Position(s): Citi Fund Services, Ohio, Inc. (May 2005 to September 2013).

Jay S. Fitton Age: 43 SECRETARY 3805 Edwards Road Cincinnati, OH 45209 Began Serving: February 2012

Principal Occupation(s): Vice President of Legal Administration, HASI (November 2011 to present); Secretary, Huntington Strategy Shares (October 2012 to present).

Previous Position(s): Vice President and Senior Counsel, J.P. Morgan Chase (April 2007 to November 2011).

*	Officers do not receive any compensation from the Trust.

EFFECTIVE AS OF FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED “PORTFOLIO MANAGER INFORMATION” IN THE HUNTINGTON FUNDS STATEMENT OF ADDITIONAL INFORMATION ON PAGES 54 THROUGH 58 WITH THE FOLLOWING:

Portfolio Manager Information

Unless otherwise noted, the following information about the Funds’ Portfolio Managers is provided as of the end of the Funds’ most recently completed fiscal year and none of the other Accounts described below has an advisory fee that is based on the performance of the account.

Disciplined Equity Fund

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 Funds/$198,476,158
Other Pooled Investment Vehicles	None
Other Accounts	126 accounts/$169,142,638

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Dividend Capture Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 funds/$553,433,694
Other Pooled Investment Vehicles	None
Other Accounts	21 accounts/$50,923,450

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001—$500,000.

Global Select Markets Fund

Other Accounts Managed by Paul Attwood	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds/$400,000,000
Other Pooled Investment Vehicles	None
Other Accounts	3 accounts/$11,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Income Equity Fund

Other Accounts Managed by Craig J. Hardy	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	1 fund/$20,250,980
Other Pooled Investment Vehicles	None
Other Accounts	200 accounts/$183,710,875

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

International Equity Fund

Other Accounts Managed by Paul W. Attwood	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds/$400,000,000
Other Pooled Investment Vehicles	None
Other Accounts	3 accounts/$11,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None

Mid Corp America Fund

Other Accounts Managed by Christopher M. Rowane	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	2 funds/$163,524,211
Other Pooled Investment Vehicles	None
Other Accounts	283 accounts/$246,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001-$500,000

Other Accounts Managed by B. Randolph Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$523,800,000
Other Pooled Investment Vehicles	None
Other Accounts	37 accounts/$1,430,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Real Strategies Fund

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 funds/$198,476,158
Other Pooled Investment Vehicles	None
Other Accounts	126 accounts/$169,142,638

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Rotating Markets Fund

Other Accounts Managed by Paul Koscik	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	157 accounts/$196,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Situs Fund

Other Accounts Managed by B. Randolph Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$523,800,000
Other Pooled Investment Vehicles	None
Other Accounts	37 accounts/$1,430,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $10,001-$50,000

Fixed Income Securities Fund

Other Accounts Managed by Kirk Mentzer	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	3 funds/$553,433,694
Other Pooled Investment Vehicles	None
Other Accounts	21 accounts/$50,923,450

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Intermediate Government Income Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds/$1,646,696,244
Other Pooled Investment Vehicles	None
Other Accounts	48 accounts/$1,616,992,895

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: $100,001-$500,000

Mortgage Securities Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds/$1,686,435,515
Other Pooled Investment Vehicles	None
Other Accounts	48 accounts/$1,616,992,895

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Ohio Tax-Free Fund

Other Accounts Managed by Kathy Stylarek	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	46 accounts/$27,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Short/Intermediate Fixed Income Securities Fund

Other Accounts Managed by William G. Doughty	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	4 funds/$1,584,155,108
Other Pooled Investment Vehicles	None
Other Accounts	48 accounts/$1,616,992,895

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Balanced Allocation Fund

Other Accounts Managed by Randy Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$523,800,000
Other Pooled Investment Vehicles	None
Other Accounts	37 accounts /$1,430,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Conservative Allocation Fund

Other Accounts Managed by Randy Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$523,800,000
Other Pooled Investment Vehicles	None
Other Accounts	37 accounts /$1,430,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None.

Growth Allocation Fund

Other Accounts Managed by Randy Bateman	Total Number of Other Accounts Managed/Total Assets*
Registered Investment Companies	8 funds/$523,800,000
Other Pooled Investment Vehicles	None
Other Accounts	37 accounts /$1,430,000,000

*	None of the Accounts has an advisory fee that is based on the performance of the account.

EFFECTIVE AS OF FEBRUARY 28, 2014, PLEASE REPLACE THE SECTION TITLED “VOTING PROXIES ON FUND PORTFOLIO SECURITIES” IN THE HUNTINGTON FUNDS STATEMENT OF ADDITIONAL INFORMATION ON PAGES 60 AND 61 WITH THE FOLLOWING:

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

Under Rule 206(4)-6 of the Advisers Act , it is a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of section 206(4) of the Advisers Act for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interest of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

The Trustees have delegated to the Advisor authority to vote proxies on the securities held in the Funds’ portfolios. The Advisor’s proxy voting policies are set forth below, and shall govern its voting of such proxies.

I.  Policy

It is the policy of the Advisor to vote proxies associated with securities held by The Huntington Funds (the “Funds”) in the best interest of the shareholders of the Funds, and to vote proxies associated with other customers in the best interest of those customers. The Advisor will employ an independent third party (currently Broadridge Financial Solutions, Inc. (“Broadridge”)) to (i) provide voting recommendations and guidelines from Glass, Lewis & Co., LLC (“GLC”) for all proxies for which the Advisor has authority to vote (except, as described below, for proxy votes which pertain to the Funds or which are required to be voted in a particular manner under applicable law) and (ii) to cast a vote consistent with the recommendation of the independent third party (unless theFunds’ Special Proxy Voting Committee overrides the recommendation of the independent third party), or as required by applicable law (as described below). Proxy voting matters which pertain to the Funds for which a vote has already been cast by the Special Proxy Voting Committee of the Board, will be cast according to the vote of the Special Proxy Voting Committee of the Board.

Certain Funds may be required to vote proxies in a manner specified under the 1940 Act. In particular, a Fund that relies on Section 12(d)(1)(F) of the 1940 Act to invest in the securities of other investment companies must vote its shares in an underlying investment company in accordance with Section 12(d)(1)(E) of the 1940 Act. Additionally, Affiliated Funds of Funds that rely on Section 12(d)(1)(G) have the potential to present unique conflicts of interest in proxy voting. Therefore, with respect to those Funds that rely on Section 12(d)(1)(F), and with respect to the Affiliated Funds of Funds that rely on Section 12(d)(1)(G), the Advisor and the independent third party will have no discretion in voting proxies and the Advisor will instruct the independent third party to vote those Funds’ proxies on underlying investment companies in the same proportion as the vote of all other holders of such securities (commonly referred to as “echo” or “mirror” voting).

The Advisor’s Operations Manager will appoint a Proxy Review Committee to monitor the recommendations made and votes cast by the independent third party to assure that votes are consistent with, as applicable: (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

The Advisor may refer to the Special Proxy Voting Committee any proxy vote related to holdings of the Funds that would be impractical or inappropriate to resolve by following the voting recommendation of the independent third party vote.

II.  Committees

1.	Proxy Review Committee

a.	The purpose of the Proxy Review Committee is to monitor the recommendations made and votes cast by the independent third party to assure that such votes are consistent with, as applicable, (i) the Advisor’s fiduciary duty, (ii) the best interest of the shareholders of the Funds, (iii) the guidelines published by the independent third party, and (iv) these Proxy Voting Policies.

b.	The Proxy Review Committee will report, to the Advisor’s Investment Policy Committee, on a quarterly basis the results of its monitoring activities. Any votes that appear inconsistent with these Policies will be reported to the Advisor’s Investment Policy Committee immediately.

c.	The Proxy Review Committee will provide the Special Proxy Voting Committee with the information it needs for the Committee to determine how to vote a proxy, including information pertaining to any possible conflict of interest.

d.	The Advisor’s Operations Manager will appoint the members of the Proxy Review Committee.

2.	Special Proxy Voting Committee

a.	The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Funds with respect to specific votes referred by the Funds’ Advisor.

b.	The Special Proxy Voting Committee shall be composed exclusively of the independent Trustees of the Board of Trustees of the Funds.

c.	The Special Proxy Voting Committee will conduct its activities according to the Special Proxy Voting Committee Charter.

III.  Conflicts of Interest

The Advisor will ensure that proxy votes are voted in the Funds’ best interest and are not affected by the Advisor’s conflicts of interest. Proxy votes cast based upon the recommendations of an independent third party will be cast according to that party’s pre-determined proxy voting policy and therefore will involve little discretion on the part of the Advisor. If, for any reason, the third party makes no recommendation about a particular issue, the proxy voting committee will attempt to cast a vote according to the most reasonably applicable pre-determined policy. For proxy votes on issues held by the Funds for which the Advisor overrides the recommendation of the independent third party, or for which no recommendation is made by the third party, the Advisor will grant voting authority to the Special Proxy Voting Committee.

IV.  Guidelines

The Advisor has adopted GLC’s proxy voting guidelines, as they may be amended from time to time, to further the interest of the Funds’ shareholders with respect to proxy voting matters. A current summary of the pre-determined proxy voting guidelines can be found at www.huntingtonfunds.com. The Proxy Review Committee will review the proxy voting guidelines no less frequently than annually to assure that votes continue to be cast in the best interest of shareholders of the Funds. Any changes in the guidelines will be communicated at least annually by the Proxy Review Committee to the Advisor’s Investment Policy Committee and the Chief Compliance Officer of the Funds.

V.  Recordkeeping

In accordance with Rule 204-2 under the Advisers Act, as amended, the Advisor must retain (i) its proxy voting policies and procedures; (ii) proxy statements received regarding Fund securities; (iii) records of votes on behalf of the Funds; (iv) records of Fund requests for proxy voting information, and (v) any documents prepared by the Advisor that were material to making a decision how to vote, or that memorialized the basis for the decision. The Advisor may rely on proxy statements filed on the SEC’s EDGAR system (instead of keeping its own copies), as well as proxy statements and records of its votes cast that are maintained with an independent third party, provided that the Advisor obtains an undertaking from the independent third party to provide a copy of the documents promptly upon request.

Proxy Voting Report

A report on “Form N-PX” of how the Funds voted any proxies during the most recent 12-month period ended June 30 is available without charge through The Huntington Funds’ website. Go to www.huntingtonfunds.com; select “Fund Shareholders;” then use the link to “Proxy Voting Record” and select a Fund. Form N-PX filings are also available at the SEC’s website at www.sec.gov.